1933 Act/Rule 485(a)

April 16, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 37

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 37 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding a new series to the Trust, the Virtus Premium Alpha-Sector Fund. Although Parts A, B and C from our previous post-effective amendment are incorporated herein by reference, we are including for filing herewith replacement disclosure for the Statement of Additional Information that complies with Item 17 of Form N-1A, as recently amended.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr